================================================================================
                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

       Report for the Calendar Year or Quarter Ended September 30, 2012

                Check here if Amendment [ ]; Amendment Number:

   This Amendment (Check only one.):   [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    SkyTop Capital Management LLC

Address: 595 Madison Avenue, 16th Floor, New York, New York 10022

Form 13F File Number: 28-14206

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Lisa Hess

Title:   President and Managing Member

Phone:   (212) 554-2383

Signature, Place, and Date of Signing:

/s/ Lisa Hess    New York, NY     November 14, 2012
   [Name]        [City, State]         [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

================================================================================

                             FORM 13F SUMMARY PAGE

                                REPORT SUMMARY

Number of Other Included Managers:       0
Form 13F Information Table Entry Total:  16 Items
Form 13F Information Table Value Total:  $222,506 (thousands)
List of Other Included Managers:         Not Applicable

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

      COLUMN 1             COLUMN 2       COLUMN 3   COLUMN 4  COLUMN 5      COLUMN 6 COLUMN 7 COLUMN 8
                                                      MARKET                                    VOTING
                                                     VALUE (X  SHARES/   SH/ INVSTMT   OTHER   AUTHORITY
    NAME OF ISSUER       TITLE OF CLASS     CUSIP     $1000)   PRN AMT.  PRN DISCRETN MANAGERS   SOLE
CHARTER COMMUNICATIONS
  INC D................     CL A NEW      16117M305   10,682     142,316 SH    SOLE     NONE      142,316
CIT GROUP INC..........     COM NEW       125581801   20,294     515,204 SH    SOLE     NONE      515,204
CALPINE CORP...........     COM NEW       131347304   21,159   1,223,078 SH    SOLE     NONE    1,223,078
DELPHI AUTOMOTIVE PLC..       SHS         G27823106      884      28,500 SH    SOLE     NONE       28,500
GOOGLE INC.............       CL A        38259P508   11,385      15,090 SH    SOLE     NONE       15,090
CHART INDS INC.........  COM PAR $0.01    16115Q308   13,388     181,291 SH    SOLE     NONE      181,291
KINDER MORGAN INC DEL.. W EXP 05/25/201   49456B119   20,258   5,804,464 SH    SOLE     NONE    5,804,464
LIBERTY INTERACTIVE
  CORP.................  INT COM SER A    53071M104   10,602     573,064 SH    SOLE     NONE      573,064
LIBERTY INTERACTIVE
  CORP................. RIGHT 99/99/9999  53071M112      130       9,583 SH    SOLE     NONE        9,583
LOUISIANA PAC CORP.....       COM         546347105    9,361     748,892 SH    SOLE     NONE      748,892
LUFKIN INDS INC........       COM         549764108    7,593     141,079 SH    SOLE     NONE      141,079
SEMGROUP CORP..........       CLA         81663A105    7,730     209,771 SH    SOLE     NONE      209,771
SEAGATE TECHNOLOGY
  PLC..................       SHS         G7945M107   17,741     573,032 SH    SOLE     NONE      573,032
TRONOX LTD.............     SHS CL A      Q9235V101   50,141   2,213,720 SH    SOLE     NONE    2,213,720
UNITED RENTALS INC.....       COM         911363109    9,160     280,047 SH    SOLE     NONE      280,047
U S G CORP.............     COM NEW       903293405   11,999     546,633 SH    SOLE     NONE      546,633
                                                     222,506  13,205,764                       13,205,764